Note 13 - Provisions - Restructuring (Details) $ in Thousands	6 Months Ended
Sep. 30, 2019 CAD ($)
Statement Line Items [Line Items]
Balance, beginning of the period	$ 6,616
Restructuring costs paid during the period	(5,029)
Balance, end of the period	$ 1,587